CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)	12 Months Ended
	Jun. 30, 2023 CNY (¥) ¥ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 CNY (¥) ¥ / shares shares	Jun. 30, 2021 CNY (¥) ¥ / shares shares
Revenue	¥ 67,114,378	$ 9,255,496	¥ 83,777,571	¥ 47,938,575
Cost of revenue	48,247,395	6,653,620	64,352,834	40,723,547
Gross profit	18,866,983	2,601,876	19,424,737	7,215,028
Selling and distribution expenses	10,638,978	1,467,182	10,150,802	8,038,965
General and administrative expenses	76,784,396	10,589,052	83,281,958	45,949,157
Allowance for (net recovery of) credit losses	(9,038,985)	(1,246,533)	(658,823)	8,191,247
Impairment loss of property and equipment and other long-lived assets	1,009,124	139,165	0	768,312
Research and development expenses	8,806,205	1,214,431	8,964,217	5,846,295
Operating expenses	88,199,718	12,163,297	101,738,154	68,793,976
Loss from operations	(69,332,735)	(9,561,421)	(82,313,417)	(61,578,948)
Other income (expenses)
Subsidy income	325,425	44,878	11,993	355,667
Interest income	13,603,487	1,876,007	5,367,979	918,629
Interest expense	(2,514,850)	(346,814)	(1,522,526)	(2,210,005)
Income (loss) from investment in unconsolidated entity	0	0	15,411	(266,707)
Gain in fair value changes of warrants liability	6,116,000	843,435	174,485,575	35,365,792
Remeasurement gain of previously held equity interests in connection with step acquisition	0	0	0	979,254
Foreign exchange transaction gain (loss)	241,652	33,325	(118,456)	(146,898)
Impairment loss on goodwill and intangible assets	(9,980,002)	(1,376,305)	(2,266,893)	0
Other income	82,970	11,442	15,855	192,137
Other income, net	7,874,682	1,085,968	175,988,938	35,187,869
Income (loss) before income tax	(61,458,053)	(8,475,453)	93,675,521	(26,391,079)
Income tax expenses (benefit)	18,339	2,529	(613,874)	(524,251)
Net income (loss)	(61,476,392)	(8,477,982)	94,289,395	(25,866,828)
Less: Net loss attributable to non-controlling interests	(2,309,091)	(318,438)	(1,297,400)	(3,034,094)
Net income (loss) attributable to Recon Technology, Ltd	(59,167,301)	(8,159,544)	95,586,795	(22,832,734)
Comprehensive income (loss)
Net income (loss)	(61,476,392)	(8,477,982)	94,289,395	(25,866,828)
Foreign currency translation adjustment	23,819,712	3,284,889	9,332,625	(850,895)
Comprehensive income (loss)	(37,656,680)	(5,193,093)	103,622,020	(26,717,723)
Less: Comprehensive loss attributable to non- controlling interests	(2,309,091)	(318,438)	(1,297,400)	(3,034,094)
Comprehensive income (loss) attributable to Recon Technology, Ltd	¥ (35,347,589)	$ (4,874,655)	¥ 104,919,420	¥ (23,683,629)
Earning (loss) per ordinary share -Basic | (per share)	¥ (1.74)	$ (0.24)	¥ 3.19	¥ (1.80)
Earning (loss) per ordinary share -Diluted | (per share)	¥ (1.74)	$ (0.24)	¥ 3.19	¥ (1.80)
Weighted average shares -Basic	33,923,112	33,923,112	30,002,452	12,697,024
Weighted average shares -Diluted	33,923,112	33,923,112	30,002,452	12,697,024
Third parties
Revenue	¥ 67,114,378	$ 9,255,496	¥ 83,777,571	¥ 47,852,918
Cost of revenue	48,247,395	6,653,620	64,352,834	40,723,547
Related party
Revenue	¥ 0	$ 0	¥ 0	¥ 85,657